Restructuring - Net Restructuring Expense by Type (Detail) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Net Restructuring Expense by Type
Restructuring, Staff related		€ (36)	€ 65	€ (79)	€ 83
of which [Abstract]
Termination Payments		(42)	63	(85)	81
Retention Acceleration		5	2	6	2
Social Security		0	0	0	0
Restructuring, Non Staff related	[1]	0	20	(1)	19
Total Net Restructuring Charges		€ (36)	€ 86	€ (80)	€ 102

[1]	Contract costs, mainly related to real estate.